Retirement Plan - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Employer matching contribution, percent of match	4.00%		4.00%
Salaries and employee benefits	$ 0.4	$ 0.3	$ 1.5	$ 1.1	$ 0.6